Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Legal settlement (See note 18)	$ 6,094	$ 6,207	$ 5,625
Employee compensation and benefits	2,816	2,850	2,384
Professional fees	1,163	1,353	570
Product revenue allowances and reserves	152	82	246
Other	511	372	829
Total	$ 10,736	$ 10,864	$ 9,654